Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,404,000
Previously Paid Amount	0.00
Total Fee Amount	4,336.89
Total Offset Amount	0.00
Net Fee	4,336.89
Narrative - Max Aggregate Offering Price	$ 31,404,000
Final Prospectus	true